General and administrative expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
General and administrative expenses	General and administrative expenses

(in €‘000)	2024	2023	2022
Employee benefits expenses	24,989	42,796	65,089
Depreciation of property, plant and equipment	109	257	185
Depreciation of right-of-use assets	6,247	5,949	5,676
Amortization of intangible assets including impairment	1,562	723	577
IT costs	4,173	4,037	3,307
Housing and facility costs	1,167	764	490
Travelling costs	949	942	398
Legal, accounting and consulting fees	(432)	32,908	73,867
Insurance costs	4,564	4,276	7,164
Other costs	7,315	6,305	7,891
Share-based payment expenses - SPAC Transaction	—	—	158,714
Total	50,643	98,957	323,358
Employee benefits expenses include share-based payment expenses relating to the derecognition of the expense related to the Second Special Fees Agreements, and the long term incentive plan. For the year ended December 31, 2024, share-based payment expenses relating to the Second Special Fees Agreement were derecognized in amount of €(9,161) thousand (2023: €3,480 thousand, 2022: € €5,681 thousand), as certain directors of the Company were entitled to a percentage of the total benefits received by the external consulting firm as part of these agreements. Refer to Note 11.1 and Note 11.2 for details. Share-based payment expenses relating to the management incentive plan for the year ended December 31, 2024 amounts to € nil (2023: €6,242 thousand, 2022: €14,361 thousand) as the Group has granted the options to acquire a percentage of the Company's issued share capital to key management personnel. Refer to Note 11.3 for details.
Furthermore, employee benefit expenses for the year ended December 31, 2024 include share-based payment expenses relating to the long term incentive plan of €704 thousand (2023: €4,790 thousand, 2022: € nil). Refer to Note 11.4 for details.
Legal, accounting and consulting fees for the year ended December 31, 2024 include the derecognition of the expense related to the Second Special Fees Agreement of €(18,320) thousand (2023: €6,607 thousand, 2022: € €11,712 thousand) as the Group has provided share-based payment awards in prior years to an external consulting firm. Refer to Note 11.2 for details.
Share-based payment expenses related to the SPAC Transaction for the year ended December 31, 2022 represent the difference between Spartan’s net assets at the Closing Date and the fair value of the Company’s shares exchanged in the transaction to Spartan. This difference is considered as an expense representing the costs of service in respect of the stock exchange listing for Spartan’s shares.
Refer to Note 10 for a breakdown of expenses by nature.